AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 8, 2014.

No. 333-147622

No. 811-22148

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 161	☒
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940
Amendment No. 162	☒

(Check appropriate box or boxes)

POWERSHARES ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST

(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700

Downers Grove, IL 60515

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:  (800) 983-0903

Anna Paglia	With a copy to:
3500 Lacey Road, Suite 700	Alan P. Goldberg
Downers Grove, IL 60515	K&L Gates LLP
(Name and Address of Agent for Service)	70 W. Madison St.
Suite 3100
Chicago, IL 60602

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485.

☒	on September 7, 2014 pursuant to paragraph (b) of Rule 485.

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐	on [date] pursuant to paragraph (a) of Rule 485.

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485.

☐	on [date] pursuant to paragraph (a) of Rule 485.

EXPLANATORY NOTE

This Post-Effective Amendment No. 161 (the “Amendment”) to the Registration Statement on Form N-1A for PowerShares Actively Managed Exchange-Traded Fund Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “Securities Act”) solely for the purpose of designating September 7, 2014 as the new effective date for Post-Effective Amendment No. 27 to the Trust’s Registration Statement, which was filed on January 13, 2012 pursuant to Rule 485(a) under the Securities Act.  The effectiveness of the Registration Statement relating to this change was delayed previously pursuant to Post-Effective Amendment Nos. 31, 35, 37, 40, 41, 46, 50, 55, 63, 70, 75, 79, 84, 89, 100, 104, 108, 113, 116, 121, 124, 128, 131, 135, 141, 146, 151, 155 and 158 to the Trust’s Registration Statement filed on March 26, 2012, April 24, 2012, May 23, 2012, June 21, 2012, July 20, 2012, August 17, 2012, September 11, 2012, October 10, 2012, November 8, 2012, December 6, 2012, January 4, 2013, February 1, 2013, March 4, 2013, April 3, 2013, May 3, 2013, June 3, 2013, July 2, 2013, August 1, 2013, August 30, 2013, September 30, 2013, October 30, 2013, November 26, 2013, December 23, 2013, January 21, 2014, February 19, 2014, March 20, 2014, April 18, 2014, May 16, 2014, June 13, 2014 and July 11, 2014, respectively.  This Amendment relates solely to PowerShares Commodity Rotation Portfolio, a series of the Trust.

This Amendment incorporates by reference the information contained in Parts A and B of Post-Effective Amendment No. 27 to the Trust’s Registration Statement and Part C of Post-Effective Amendment No. 137 to the Trust’s Registration Statement, which was filed on February 27, 2014.

SIGNATURES

Pursuant to the requirements of the Securities Act, and the Investment Company Act of 1940, as amended, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act, and it has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 8th day of August, 2014.

PowerShares Actively Managed Exchange-Traded Fund Trust

By:	/s/ Andrew Schlossberg
Title: Andrew Schlossberg, President

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

SIGNATURE		TITLE	DATE

/s/ Andrew Schlossberg		President	August 8, 2014
Andrew Schlossberg

/s/ Steven M. Hill		Treasurer	August 8, 2014
Steven M. Hill

/s/ Anna Paglia		Secretary	August 8, 2014
Anna Paglia

*/s/ Ronn R. Bagge		Trustee	August 8, 2014
Ronn R. Bagge

*/s/ Todd J. Barre		Trustee	August 8, 2014
Todd J. Barre

*/s/ Kevin M. Carome		Trustee	August 8, 2014
Kevin M. Carome

*/s/ Marc M. Kole		Trustee	August 8, 2014
Marc M. Kole

*/s/ Yung Bong Lim		Trustee	August 8, 2014
Yung Bong Lim

*/s/ Philip M. Nussbaum		Trustee	August 8, 2014
Philip M. Nussbaum

*/s/ Gary R. Wicker		Trustee	August 8, 2014
Gary R. Wicker

*/s/ Donald H. Wilson		Chairman and Trustee	August 8, 2014
Donald H. Wilson

*By:	/s/ Anna Paglia		August 8, 2014
Anna Paglia
Attorney-In-Fact

*                                         Anna Paglia signs on behalf of the powers of attorney filed with Post-Effective Amendment Nos. 27 and 89 to the Trust’s Registration Statement, which are incorporated by reference herein.